ENTERPRISE-WIDE DISCLOSURE (Details - Revenues by business) - USD ($)	3 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Revenue from External Customer [Line Items]
Total revenues	$ 2,980,940	$ 1,326,648
Electronic Device Hardware Components Sales [Member]
Revenue from External Customer [Line Items]
Total revenues	0	59,902
Software And Website Development Services [Member]
Revenue from External Customer [Line Items]
Total revenues	0	19,230
Software Maintenance And Business Promotion Services [Member]
Revenue from External Customer [Line Items]
Total revenues	0	15,263
Business Consulting Services [Member]
Revenue from External Customer [Line Items]
Total revenues	221,247	50,533
Global Logistics Services [Member]
Revenue from External Customer [Line Items]
Total revenues	$ 2,759,693	$ 1,181,720